Related Party Transactions Disclosure of related party (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of related party [Abstract]
Disclosure of information about key management personnel
The remuneration of directors and other members of key management personnel during the year was as follows:

	2019	2018
Salaries and short-term benefits (1)	$14,180	$13,863
Post-employment benefits (2)	1,287	535
Share-based payments (3)	3,195	2,446
	$18,662	$16,844